Nature of Business and Overview	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Nature Of Business and Overview [Abstract]
NATURE OF BUSINESS AND OVERVIEW

1)        NATURE OF BUSINESS AND OVERVIEW

Pacific Green Technologies Inc. (formerly known as ECash, Inc.), (the “Company”) was incorporated in Delaware on March 10, 1994, under the name of Beta Acquisition Corp. In September 1995, the Company changed its name to In-Sports International, Inc. In August 2002, the Company’s name was again changed from In-Sports International, Inc. to ECash, Inc., and on May 24, 2012, the board of directors approved a final name change from ECash, Inc. to Pacific Green Technologies Inc.

The Company was originally engaged in the business of operating automated teller machines and its shares were quoted on the OTCBB. The Company discontinued its operations on March 1, 2007. The Company has effectively entered into a new development stage for accounting purpose effective March 31, 2007. The management divested the Company’s main operating business to look for new opportunities. On January 7, 2008, the Company’s shares were deregistered from the OTCBB.

On June 13, 2012, the Company entered into a reverse split of its issued and outstanding common stock on the basis of 2,000 existing common shares for one new common share at a par value of $0.001. All common stock and per share data for prior periods have been restated to give effect to this reverse stock split.

On June 14, 2012, the Company entered into and closed an Assignment and Share Transfer Agreement (the “Assignment and Share Transfer Agreement”) with Pacific Green Group Limited (“PGG”) concerning the assignment of Representation Agreement (“Representation Agreement”) entered between PGG and EnviroResolutions, Inc. (“Enviro”) and the purchase of 100% of the issued and outstanding common shares of Pacific Green Technologies Limited (“PGT Limited”), a subsidiary of PGG in the United Kingdom, in exchange for an aggregate of 5,000,000 shares of common stock as well as a $5,000,000 promissory note (the “Promissory Note”). PGG, through the assignment of the Representation Agreement, has assigned to the Company a ten year exclusive worldwide representation agreement with Enviro to market and sell Enviro’s current and future environmental technologies. The Representation Agreement entitles the holder to a commission of 20% of all sales (net of taxes) generated by Enviro.

The transaction will result in the former shareholders of PGT Limited (being PGG) collectively owning a majority of the issued and outstanding common shares of PGT Inc.  The accounting principle applicable to a reverse takeover (“RTO”) has been applied to account for the transaction.  Under this basis of accounting, PGT Limited has been identified as the acquirer and, accordingly, these consolidated financial statements are a continuation of the financial statements of PGT Limited.  The carrying amounts of PGT Limited’s assets and liabilities are included in these consolidated financial statements.  The consolidated statement of operations included the operations of PGT Limited for the period from April 5, 2011 (inception) to September 30, 2012 and the operations of PGT Inc. from June 15, 2012 to September 30, 2012.

1.             NATURE OF BUSINESS AND OVERVIEW

The accompanying financial statements represent the accounts of Pacific Green Technologies Limited, incorporated for England and Wales on April 5, 2011. The Company is in the development stage. The purpose of incorporating the Company was to utilize local knowledge and contacts to build a platform for sales of environmental technologies. The Company’s fiscal year end is March 31st.